Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 28,625,880,000	$ (33,998,203,000)
Notional Amount	851,845,692,000	594,860,342,000
Derivatives not designated for hedge accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(852,762,000)	(10,357,311,000)
Notional Amount	19,682,638,000	71,173,376,000
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	29,478,642,000	(23,640,892,000)
Notional Amount	832,163,054,000	523,686,966,000
Less Than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	326,033,057,000	49,738,751,000
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	19,682,638,000	49,738,751,000
Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	306,350,419,000
One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	525,812,635,000	21,434,625,000
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		21,434,625,000
One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	525,812,635,000
Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		523,686,966,000
Two to Three Years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		523,686,966,000
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	29,478,642,000	(23,640,892,000)
Notional Amount	832,163,054,000	523,686,966,000
Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	306,350,419,000
Cash flow hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	$ 525,812,635,000
Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		$ 523,686,966,000